Note 13 - Earnings / (Loss) Per Share (Detail) - Summary of Basic and Diluted Earnings / (Loss) Per Common Share (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income/(loss) (in Dollars)	$ (13,198,741)	$ 1,115,989	$ (6,605,850)
Weighted average common shares – Outstanding	38,950,100	31,794,381	31,636,633
Basic earnings/(loss) per share (in Dollars per share)	$ (0.34)	$ 0.04	$ (0.21)
Weighted average common shares – Outstanding	38,950,100	31,846,080	31,636,633
Diluted earnings /(loss) per share (in Dollars per share)	$ (0.34)	$ 0.04	$ (0.21)
Incentive Stock Awards (Member)
Non-vested incentive stock awards		51,699